Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill

3 Goodwill

	Goodwill
	Gross	Impairment	Net
	US$	US$	US$

Balance as of January 1, 2024	27,001,383	-	27,001,383
Goodwill impairment during the year	-	(14,941,955)	(14,941,955)
Balance as of December 31, 2024, January 1, 2025, and March 31, 2025	27,001,383	(14,941,955)	12,059,428

During the year ended December 31, 2024, the Company determined during its annual assessment that the goodwill associated with the Indonesian airtime business was impaired, and recorded impairment charges of $14.9 million.

During the year ended December 31, 2024, the Company recognized a goodwill impairment loss of $5.4 million related to the airtime reporting unit. The impairment was primarily driven by the deterioration of business performance of WalletKu. The impairment was identified following the annual goodwill impairment testing. The WalletKu reporting unit’s financial performance had significantly underperformed expectations due to limited growth in Indonesian market. In addition, the reporting unit’s forecasted growth rates were revised based on current market conditions and customer trends.

During the year ended December 31, 2024, the Company recognized a goodwill impairment loss of $9.5 million related to the Remittance reporting unit. The impairment was primarily driven by the slowdown of business growth of Tranglo. The impairment was identified following the annual goodwill impairment testing. The reporting unit’s forecasted growth rates were revised based on current market conditions and customer trends.

There is no triggering events for additional impairment testing has occurred in the three months period ended March 31, 2025.

The following table sets forth the goodwill by reportable segments:

	March 31, 2025	December 31, 2024
	US$	US$
Remittance services	12,919,935	12,919,935
Sales of Airtime	8,639,493	8,639,493
	21,559,428	21,559,428

The goodwill was arising from the acquisition of Tranglo and WalletKu Group in 2018 and 2022 respectively.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9 Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2023 were as follows:

	Goodwill
	Gross	Impairment	Net
	US$	US$	US$

Balance as of January 1, 2023 and December 31, 2023	27,001,383	-	27,001,383
Goodwill impairment during the year	-	(14,941,955)	(14,941,955)
Balance as of December 31, 2024	27,001,383	(14,941,955)	12,059,428

During the year ended December 31, 2024, the Company performed the annual assessment, determined that the goodwill associated with the Indonesian airtime business was impaired, and recorded impairment charges of $14.9 million.

During the year ended December 31, 2024, Currenc Group Inc. recognized a goodwill impairment loss of $5.4 million related to the Airtime reporting unit. The impairment was primarily driven by the deterioration of business performance of Walletku. The impairment was identified following the annual goodwill impairment testing. The Walletku reporting unit’s financial performance had significantly underperformed expectations due to limited growth in Indonesian market. In addition, the reporting unit’s forecasted growth rates were revised based on current market conditions and customer trends.

The goodwill impairment loss recognized was $5.4 million. The fair value of the reporting unit was determined using discounted cash flow (DCF) approach. The DCF method involved projecting the future cash flows of the Walletku reporting unit over a 5-year period and applying a discount rate of 16.0%.

The fair value of the Walletku reporting unit was determined using a Level 3 inputs (e.g., projected cash flows, discount rate). The fair value measurement incorporated unobservable inputs, including:

Discount rate: 16%

Revenue growth rate:

Walletku Digital: 0%

Walletku Indosat: 4 to 11%

Operating gross profit margin:

Walletku Digital: 2.1%

Walletku Indosat: 9.9%

During the year ended December 31, 2024, Currenc Group Inc. recognized a goodwill impairment loss of $9.5 million related to the Remittance reporting unit. The impairment was primarily driven by the slow down of business growth of Tranglo. The impairment was identified following the annual goodwill impairment testing. The reporting unit’s forecasted growth rates were revised based on current market conditions and customer trends.

The goodwill impairment loss recognized was $9.5 million. The fair value of the reporting unit was determined using discounted cash flow (DCF) approach. The DCF method involved projecting the future cash flows of the Tranglo reporting unit over a 5-year period and applying a discount rate of 15.2%.

The fair value of the Tranglo reporting unit was determined using a Level 3 inputs (e.g., projected cash flows, discount rate). The fair value measurement incorporated unobservable inputs, including:

Discount rate: 15.2%

Revenue growth rate:

Tranglo Remittance: 4.5% to 9.8%

Tranglo Airtime: -10% to 0%

Operating gross profit margin:

Tranglo Remittance: 67.6%

Tranglo Airtime: 13.9%

These inputs were derived from management’s internal forecasts and expectations, with adjustments for external market conditions.

Seamless Group Inc [Member]
Goodwill

9 Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2022 were as follows:

Goodwill
US$

Balance as of January 1, 2022	19,229,528
Goodwill from acquisition	7,771,855
Balance as of December 31, 2022, January 1, 2023 and December 31, 2023	27,001,383